CLAYMORE EXCHANGE-TRADED FUND TRUST 2


                       CLAYMORE S&P GLOBAL WATER INDEX ETF
                   CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF
                 CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF
                     CLAYMORE/ALPHASHARES CHINA ALL-CAP ETF
      CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF
                     CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF
                  CLAYMORE/BNY MELLON EW EURO-PACIFIC LDRS ETF
                    CLAYMORE/BNY MELLON FRONTIER MARKETS ETF
                         CLAYMORE/NYSE ARCA AIRLINE ETF
                    CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF
                   CLAYMORE/MAC GLOBAL SOLAR ENERGY INDEX ETF
                  CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF
                  CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF
                       CLAYMORE/ZACKS COUNTRY ROTATION ETF
            CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE LISTED FUNDS:

Nicholas Dalmaso resigned his position as Trustee for the above Funds, effective October 14, 2009. Accordingly, all references to Mr. Dalmaso in the SAI, including the table in the "Management" section, are hereby deleted.



                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

October 22, 2009